Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 1,969
Balance at end of year	1,961
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,421
Balance at end of year	1,525
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	3,052
Additions	481
Disposals	28
Adjustments	3
Balance at end of year	3,508
Software [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,631)
Amortization and impairment	371
Disposals	(20)
Adjustments	1
Balance at end of year	(1,983)
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	222
Balance at end of year	162
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	611
Adjustments	8
Balance at end of year	619
Core deposit intangibles [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(389)
Amortization and impairment	64
Adjustments	4
Balance at end of year	(457)
Contract based [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	27
Balance at end of year	10
Contract based [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	38
Adjustments	(16)
Balance at end of year	22
Contract based [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(11)
Amortization and impairment	5
Adjustments	(4)
Balance at end of year	(12)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	157
Balance at end of year	122
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	322
Disposals	69
Adjustments	4
Balance at end of year	257
Customer relationships [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(165)
Amortization and impairment	36
Disposals	(68)
Adjustments	2
Balance at end of year	(135)
Finite Life Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,827
Balance at end of year	1,819
Finite Life Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,023
Additions	481
Disposals	97
Adjustments	(1)
Balance at end of year	4,406
Finite Life Intangible Assets [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,196)
Amortization and impairment	476
Disposals	(88)
Adjustments	3
Balance at end of year	$ (2,587)